RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Due to related parties	$ 179,000	$ 154,000
Oniva International Services Corp. [Member]
Statement [Line Items]
Due to related parties	156,000	106,000
Directors [Member]
Statement [Line Items]
Due to related parties	48,000	0
Intermark Capital Corp. [member]
Statement [Line Items]
Due to related parties	21,000	0
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due to related parties	$ (46,000)	$ 48,000